INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2021
Federal
Deferred						$ (465,518)	$ (28,719)
Change in valuation allowance					$ 5,783,000	465,518	28,719
Income tax provision	$ 0	$ 0	$ 0	$ 17,000		$ 0	$ 0